UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Southpaw Asset Management LP
Address: Two Greenwich Office Park
         Greenwich, Connecticut  06831

13F File Number:  28-12926

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin Wyman
Title:     Managing Member of the GP, Southpaw Holdings LLC
Phone:     203.862.6200

Signature, Place, and Date of Signing:

     /s/ Kevin Wyman     Greenwich, Connecticut     February 14, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     19

Form13F Information Table Value Total:     $250,250 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANNALY CAP MGMT INC            NOTE 4.000% 2/1  035710AA0     9069  7818000 PRN      SOLE                  7818000        0        0
ARVINMERITOR INC               FRNT 4.000% 2/1  043353AH4    27742 25292000 PRN      SOLE                 25292000        0        0
ARVINMERITOR INC               FRNT 4.625% 3/0  043353AF8     9813  7761000 PRN      SOLE                  7761000        0        0
BARNES GROUP INC               NOTE 3.750% 8/0  067806AB5    10537  9978000 PRN      SOLE                  9978000        0        0
D R HORTON INC                 NOTE 2.000% 5/1  23331ABB4     9092  8040000 PRN      SOLE                  8040000        0        0
GENERAL MTRS CO                JR PFD CNV SRB   37045V209    11634   215000 SH       SOLE                   215000        0        0
HORNBECK OFFSHORE SVCS INC N   FRNT 1.625%11/1  440543AE6     7366  8050000 PRN      SOLE                  8050000        0        0
INTEL CORP                     SDCV 2.950%12/1  458140AD2    11754 11783000 PRN      SOLE                 11783000        0        0
INTERPUBLIC GROUP COS INC      NOTE 4.250% 3/1  460690BA7     6671  6009000 PRN      SOLE                  6009000        0        0
KINROSS GOLD CORP              NOTE 1.750% 3/1  496902AD9    33597 32500000 PRN      SOLE                 32500000        0        0
MCMORAN EXPLORATION CO         NOTE 5.250%10/0  582411AE4    27071 22869000 PRN      SOLE                 22869000        0        0
MENTOR GRAPHICS CORP           SDCV 6.250% 3/0  587200AF3     7740  7505000 PRN      SOLE                  7505000        0        0
MICRON TECHNOLOGY INC          NOTE 1.875% 6/0  595112AH6     9841 10455000 PRN      SOLE                 10455000        0        0
NAVISTAR INTL CORP NEW         NOTE 3.000%10/1  63934EAL2     4008  3005000 PRN      SOLE                  3005000        0        0
SESI L L C                     FRNT 1.500%12/1  78412FAH7     5160  5109000 PRN      SOLE                  5109000        0        0
SYMANTEC CORP                  NOTE 0.750% 6/1  871503AD0    24423 23565000 PRN      SOLE                 23565000        0        0
TIME WARNER TELECOM INC        DBCV 2.375% 4/0  887319AC5     6789  6137000 PRN      SOLE                  6137000        0        0
UNITED RENTALS NORTH AMER IN   NOTE 1.875%10/1  911365AH7    23319 22156000 PRN      SOLE                 22156000        0        0
VALERO ENERGY CORP NEW         COM              91913Y100     4624   200000 SH  PUT  SOLE                   200000        0        0